Exploration in operating units (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration In Operating Units [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Text Block]
This caption is made up as follows

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Services provided by third parties	79,837	78,996	72,613
Consumption of materials and supplies	8,236	12,779	10,298
Direct labor	2,373	1,989	2,287
Rentals	1,527	1,603	859
Electricity and water	1,328	21	7
Transport	587	321	238
Maintenance and repair	100	62	30
Insurance	-	116	135
Other minor expenses	940	262	3,232
	94,928	96,149	89,699